Dividends - Details of dividends recognized as distributions to stockholders (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Details of dividends recognized as distributions to stockholders [Line Items]
Total number of shares issued and outstanding		0		0	17,482,000
Record date	[1]	Feb. 21, 2025		Feb. 23, 2024	Dec. 31, 2022
Common stocks
Details of dividends recognized as distributions to stockholders [Line Items]
Total number of shares issued and outstanding		503,445,325	[2]	512,759,471	508,784,869
Par value per share in won		₩ 5,000	[2]	₩ 5,000	₩ 5,000
Dividend per share in won	[3]	₩ 540		₩ 525	₩ 865
Dividends	[4],[5]	₩ 267,755		₩ 268,697	₩ 440,093
Dividend rate per share (%)	[3]	10.80%		10.50%	17.30%
Preferred stocks
Details of dividends recognized as distributions to stockholders [Line Items]
Total number of shares issued and outstanding		0	[2]	0	17,482,000
Par value per share in won		₩ 0	[2]	₩ 0	₩ 5,000
Dividend per share in won		₩ 0	[2]	₩ 0	₩ 865
Dividends		₩ 0	[2]	₩ 0	₩ 15,122
Dividend rate per share (%)		0.00%	[2]	0.00%	17.30%

[1]	The Articles of Incorporation were amended through a resolution of the Board of Directors at the regular general meeting of shareholders on March 23, 2023, to allow the determination of the dividend record date by the Board’s decision. The dividend record date for the annual dividend of 2024 is February 21, 2025.
[2]	The current dividend (plan) was decided on March 26, 2024. The amount of dividends was not recognized as a distribution to the owner during the period.
[3]	Excluding quarterly dividends, including quarterly dividends, dividends per share are W2,065, W2,100 and W2,160 for the years ended December 31, 2022, 2023 and 2024, respectively, and dividend rate per share are 41.3%, 42.0% and 43.2% for the years ended December 31, 2022, 2023 and 2024, respectively.
[4]	The current dividend (plan) is expected to be approved on March 26, 2025, and has not been recognized as a distribution to owners during the period.
[5]	The dividend applies to common shares excluding treasury shares, with 7,603,260 treasury shares acquired between the end of the reporting period and the dividend record date being excluded.